Segmented information (Tables)	12 Months Ended
Dec. 31, 2015
Segmented information
Information by geographic area, revenues

In millions	Year ended December 31,	2015	2014	2013

Revenues
Canada		$8,283	$8,108	$7,149
U.S.		4,328	4,026	3,426
Total revenues		$12,611	$12,134	$10,575

Information by geographic area, net income

In millions	Year ended December 31,	2015	2014	2013

Net income
Canada	$2,469	$2,249	$1,762
U.S.	1,069	918	850
Total net income	$3,538	$3,167	$2,612

Information by geographic area, properties

In millions	December 31,	2015	2014
Properties
Canada		$16,737	$15,798
U.S.		15,887	12,716
Total properties		$32,624	$28,514